Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2020	11,536,720
Balance at Dec. 31, 2020	$ 69	$ 74,671	$ (56,916)	$ 65	$ 17,760
Stock based compensation	0	2,368			2,368
Net loss	0	0	(15,894)	0	(15,894)
Foreign currency translation	$ 0	0	0	(24)	(24)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	21,125
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(23)	0	0	(23)
Balance at Dec. 31, 2021	$ 29	151,733	(72,810)	41	78,993
Balance (in shares) at Dec. 31, 2021	28,578,338
Stock based compensation	$ 0	527	0	0	527
Net loss	0	0	(6,867)	0	(6,867)
Foreign currency translation	0	0	0	12	12
Balance at Mar. 31, 2022	$ 29	152,260	(79,677)	53	72,665
Balance (in shares) at Mar. 31, 2022	28,578,338
Balance (in shares) at Dec. 31, 2021	28,578,338
Balance at Dec. 31, 2021	$ 29	151,733	(72,810)	41	78,993
Net loss					(22,255)
Foreign currency translation					(38)
Balance at Sep. 30, 2022	$ 29	153,450	(95,065)	3	58,417
Balance (in shares) at Sep. 30, 2022	28,627,827
Balance (in shares) at Dec. 31, 2021	28,578,338
Balance at Dec. 31, 2021	$ 29	151,733	(72,810)	41	78,993
Stock based compensation	0	2,275	0	0	2,275
Net loss	0	0	(29,025)	0	(29,025)
Foreign currency translation	$ 0	0	0	(29)	(29)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	49,489
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(23)	0	0	(23)
Balance at Dec. 31, 2022	$ 29	153,985	(101,835)	12	52,191
Balance (in shares) at Dec. 31, 2022	28,627,827
Balance (in shares) at Mar. 31, 2022	28,578,338
Balance at Mar. 31, 2022	$ 29	152,260	(79,677)	53	72,665
Stock based compensation	0	514	0	0	514
Net loss	0	0	(6,777)	0	(6,777)
Foreign currency translation	$ 0	0	0	(31)	(31)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	28,368
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(12)	0	0	(12)
Balance at Jun. 30, 2022	$ 29	152,762	(86,454)	22	66,359
Balance (in shares) at Jun. 30, 2022	28,606,706
Stock based compensation	$ 0	699	0	0	699
Net loss	0	0	(8,611)	0	(8,611)
Foreign currency translation	$ 0	0	0	(19)	(19)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	21,121
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(11)	0	0	(11)
Balance at Sep. 30, 2022	$ 29	153,450	(95,065)	3	58,417
Balance (in shares) at Sep. 30, 2022	28,627,827
Balance (in shares) at Dec. 31, 2022	28,627,827
Balance at Dec. 31, 2022	$ 29	153,985	(101,835)	12	52,191
Issuance of common stock, net of issuance costs (in shares)	150,381
Issuance of common stock, net of issuance costs	$ 0	141	0	0	141
Common stock issued for license rights (in shares)	822,115
Common stock issued for license rights	$ 1	771	0	0	772
Stock based compensation	0	499	0	0	499
Net loss	0	0	(7,915)	0	(7,915)
Foreign currency translation	0	0	0	(4)	(4)
Balance at Mar. 31, 2023	$ 30	155,396	(109,750)	8	45,684
Balance (in shares) at Mar. 31, 2023	29,600,323
Balance (in shares) at Dec. 31, 2022	28,627,827
Balance at Dec. 31, 2022	$ 29	153,985	(101,835)	12	52,191
Net loss					(19,500)
Foreign currency translation					$ (15)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)					134,933
Balance at Sep. 30, 2023	$ 30	156,446	(121,335)	(3)	$ 35,138
Balance (in shares) at Sep. 30, 2023	29,810,443
Balance (in shares) at Mar. 31, 2023	29,600,323
Balance at Mar. 31, 2023	$ 30	155,396	(109,750)	8	45,684
Issuance of common stock, net of issuance costs (in shares)	75,187
Issuance of common stock, net of issuance costs	$ 0	69	0	0	69
Stock based compensation	0	513	0	0	513
Net loss	0	0	(5,976)	0	(5,976)
Foreign currency translation	$ 0	0	0	(1)	(1)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	113,812
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(21)	0	0	(21)
Balance at Jun. 30, 2023	$ 30	155,957	(115,726)	7	40,268
Balance (in shares) at Jun. 30, 2023	29,789,322
Stock based compensation	$ 0	493	0	0	493
Net loss	0	0	(5,609)	0	(5,609)
Foreign currency translation	$ 0	0	0	(10)	(10)
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)	21,121
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)	$ 0	(4)	0	0	(4)
Balance at Sep. 30, 2023	$ 30	$ 156,446	$ (121,335)	$ (3)	$ 35,138
Balance (in shares) at Sep. 30, 2023	29,810,443